Loans and Financing - Summary of Maturities of Long term Financing Agreements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about loans and financing [line items]
Opening balance	$ 4,448.0	$ 91.0	$ 3,647.6
Principal addition	60.4	2,093.1	400.5
Interest addition	200.2	197.2	186.3
Principal payment	(478.2)	(1,061.8)	(645.9)
Interest payment	(207.4)	(173.2)	(188.1)
Foreing exchange	18.0	(6.5)	(8.2)
Maturities of the long-term financing agreements	3,452.7	4,072.5
Liabilities held for sale	0.0	3,301.2	(3,301.2)
Business Combination	0.0	7.0
Transfer	(14.1)	0.0
Ending balance	4,026.9	$ 4,448.0	$ 91.0
2023 [member]
Disclosure of detailed information about loans and financing [line items]
Maturities of the long-term financing agreements	490.9
2024 [member]
Disclosure of detailed information about loans and financing [line items]
Maturities of the long-term financing agreements	316.2
2025 [member]
Disclosure of detailed information about loans and financing [line items]
Maturities of the long-term financing agreements	1,005.1
Thereafter 2025 [member]
Disclosure of detailed information about loans and financing [line items]
Maturities of the long-term financing agreements	$ 1,640.5